UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                    FORM N-Q
                                    ________

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21364

                          SCHRODER GLOBAL SERIES TRUST
               (Exact name of registrant as specified in charter)
                                    ________


                          875 Third Avenue, 22nd Floor
                               New York, NY 10022
               (Address of principal executive offices) (Zip code)

                          Schroder Global Series Trust
                                  P.O. Box 8507
                                Boston, MA 02266
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-464-3108

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2008

                   DATE OF REPORTING PERIOD: JANUARY 31, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS

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   SCHRODER NORTH AMERICAN EQUITY FUND
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SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

   Shares                                                             Value $
------------                                                       ------------
               COMMON STOCK -- 99.3%
               BARBADOS -- 0.1%
       5,400   Everest Re Group                                         549,126
                                                                   ------------
               BERMUDA -- 1.3%
      50,076   Accenture Class A                                      1,733,631
      20,938   ACE                                                    1,221,523
      15,700   Allied World Assurance Holdings                          747,791
       5,234   Arch Capital Group (1)                                   368,788
      10,300   Aspen Insurance Holdings                                 290,666
      14,367   Axis Capital Holdings                                    575,255
      12,100   Endurance Specialty Holdings                             490,292
       8,800   Global Crossing (1)                                      189,376
      16,800   Max Re Capital                                           476,952
      23,944   Nabors Industries (1)                                    651,756
       6,700   PartnerRe                                                531,176
       5,890   Platinum Underwriters Holdings                           198,787
      12,700   RenaissanceRe Holdings                                   723,773
      23,400   XL Capital Class A                                     1,053,000
                                                                   ------------
               Total Bermuda                                          9,252,766
                                                                   ------------
               CANADA -- 7.9%
      21,597   Alimentation Couche Tard Class B                         364,289
      17,400   AltaGas Income Trust                                     404,792
      19,197   ARC Energy Trust                                         427,471
       5,000   Astral Media                                             205,938
       5,482   Atco                                                     279,644
      13,300   Bank of Montreal                                         751,993
      62,925   Bank of Nova Scotia                                    3,021,177
      35,200   Barrick Gold                                           1,816,989
      20,157   Baytex Energy Trust                                      362,423
      51,400   BCE                                                    1,787,759
       5,550   Bell Aliant Regional
                  Communications (1)(2)(3)(4)                           155,988
       7,900   Bonavista Energy Trust                                   215,741
      21,860   Brookfield Asset Management Class A                      705,000
      22,000   Canaccord Capital (4)                                    283,850
      26,600   Canadian Imperial Bank of Commerce                     1,941,267
      30,669   Canadian National Railway                              1,552,547
       8,896   Canadian Natural Resources                               569,106
      17,000   Canadian Oil Sands Trust                                 643,619
       7,900   Canadian Pacific Railway                                 527,664
      12,800   Canadian Utilities                                       640,574
      81,900   CGI Group (1)                                            820,061
       2,500   Cogeco Cable                                              96,991
       8,400   Corus Entertainment                                      182,194
      19,400   Davis & Henderson                                        376,712
      27,300   Dundee (1)                                               412,614
      51,766   EnCana                                                 3,413,761
      12,615   Enerplus Resources Fund                                  487,696
      26,100   Ensign Energy Services                                   380,695
       1,500   Fairfax Financial Holdings                               489,678
      48,654   Gerdau Ameristeel                                        604,769
      14,700   Gildan Activewear (1)                                    543,213
      24,900   Goldcorp                                                 926,339
      23,822   Great-West Lifeco                                        763,054
      31,900   Husky Energy                                           1,321,830

   Shares                                                             Value $
------------                                                       ------------
      23,667   IGM Financial                                          1,046,234
       7,817   Industrial Alliance Insurance and
                  Financial Services                                    288,007
      87,452   Manulife Financial                                     3,295,242
      20,600   Methanex                                                 517,412
       9,386   Northbridge Financial                                    329,076
      83,900   Northgate Minerals (1)                                   244,921
      22,739   Penn West Energy Trust                                   611,463
      45,500   Petro-Canada                                           2,068,512
      22,600   Peyto Energy Trust                                       377,155
       5,300   Potash Corp. of Saskatchewan                             748,928
      26,971   Power Financial                                          982,156
      33,594   Power Corp. of Canada                                  1,191,538
      29,195   Precision Drilling Trust                                 503,503
      17,900   Progress Energy Trust                                    208,658
      13,284   Research In Motion (1)                                 1,244,887
      36,484   Rogers Communications Class B                          1,395,458
      33,386   Royal Bank of Canada                                   1,684,767
      38,900   Saputo                                                 1,079,759
      61,358   Shaw Communications Class B                            1,202,463
       7,400   ShawCor                                                  253,769
      32,500   Shoppers Drug Mart                                     1,589,867
      21,100   Sun Life Financial                                     1,043,753
       7,907   Suncor Energy                                            743,669
      40,500   Talisman Energy                                          639,962
       2,079   Teck Cominco Class B                                      67,898
      26,423   Teck Cominco Class B                                     862,447
      37,344   Toronto-Dominion Bank                                  2,530,403
      11,500   Vermilion Energy Trust                                   390,704
      74,000   Yellow Pages Income Fund                                 885,464
                                                                   ------------
               Total Canada                                          55,505,513
                                                                   ------------
               CAYMAN ISLANDS -- 0.4%
      11,372   Garmin                                                   820,490
      13,800   Herbalife                                                547,584
      71,311   Seagate Technology                                     1,445,474
       4,200   United America Indemnity (1)                              86,142
                                                                   ------------
               Total Cayman Islands                                   2,899,690
                                                                   ------------
               ISRAEL -- 0.1%
      24,138   Check Point Software Technologies (1)                    514,139
                                                                   ------------
               LUXEMBOURG -- 0.1%
      10,900   Millicom International Cellular (1)                    1,154,746
                                                                   ------------
               SINGAPORE -- 0.2%
     120,600   Flextronics International (1)                          1,411,020
       5,749   Verigy (1)                                               120,039
                                                                   ------------
               Total Singapore                                        1,531,059
                                                                   ------------
               SWITZERLAND -- 0.3%
      13,900   Alcon (1)                                              1,973,800
                                                                   ------------
               Total Switzerland

               UNITED STATES -- 88.9%
               AMUSEMENT & RECREATION
                  SERVICES -- 0.0%
       8,300   Dover Downs Gaming & Entertainment                        78,850
                                                                   ------------


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

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   SCHRODER NORTH AMERICAN EQUITY FUND
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SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

   Shares                                                             Value $
------------                                                       ------------
               APPAREL & ACCESSORY STORES -- 0.6%
      12,741   Abercrombie & Fitch Class A                            1,015,330
      28,800   American Eagle Outfitters                                663,264
       5,800   Buckle                                                   241,222
       7,100   Jos. A. Bank Clothiers (1)                               193,404
      27,104   Limited Brands                                           517,416
      23,900   Nordstrom                                                929,710
      29,000   Ross Stores                                              845,350
                                                                   ------------
                                                                      4,405,696

               AUTOMOTIVE DEALERS & GASOLINE
                  SERVICE STATIONS -- 0.3%
      20,500   Advance Auto Parts                                       731,440
      11,773   Autozone (1)                                           1,423,120
                                                                   ------------
                                                                      2,154,560

               AUTOMOTIVE REPAIR, SERVICES &
                  PARKING -- 0.1%
       7,476   Ryder System                                             389,201
       8,300   Standard Parking (1)                                     160,771
      12,500   Wright Express (1)                                       374,250
                                                                   ------------
                                                                        924,222

               BUILDING CONSTRUCTION GENERAL
                  CONTRACTORS -- 0.2%
      13,800   DR Horton                                                238,050
       1,500   NVR (1)                                                  947,250
                                                                   ------------
                                                                      1,185,300

               BUILDING MATERIALS, HARDWARE,
                  GARDEN SUPPLY & MOBILE HOME
                  DEALERS -- 0.6%
      25,046   Home Depot                                               768,161
      91,647   Lowe's                                                 2,423,147
      14,372   Sherwin-Williams                                         822,222
                                                                   ------------
                                                                      4,013,530

               BUSINESS SERVICES -- 5.9%
      45,686   Adobe Systems (1)                                      1,595,812
       6,400   Advent Software (1)                                      289,024
      11,726   Affiliated Computer Services Class A (1)                 571,643
       7,900   Alliance Data Systems (1)                                399,503
      36,300   Automatic Data Processing                              1,472,691
      13,400   Citrix Systems (1)                                       463,908
      11,400   Clear Channel Outdoor Holdings
                  Class A (1)                                           253,308
      10,534   DST Systems (1)                                          753,181
      12,900   EPIQ Systems (1)                                         190,275
      11,837   Equifax                                                  439,034
       9,700   Fair Isaac                                               247,350
      18,100   Fidelity National Information Services                   768,345
       8,700   Getty Images (1)                                         217,500
      12,340   Google Class A (1)                                     6,963,462
       7,065   Imergent                                                  73,617
       7,600   infoUSA                                                   66,804
       3,500   Mastercard Class A                                       724,500
     470,551   Microsoft                                             15,339,963
       1,600   MicroStrategy Class A (1)                                116,672
      11,500   NAVTEQ (1)                                               849,850
      29,100   NCR (1)                                                  625,068
       7,900   NetFlix (1)                                              198,685
      41,366   Omnicom Group                                          1,876,776

   Shares                                                             Value $
------------                                                       ------------
     271,440   Oracle (1)                                             5,578,092
      17,100   Parametric Technology (1)                                281,295
       7,900   Sotheby's                                                245,453
       8,400   Sybase (1)                                               237,048
         400   SYNNEX (1)                                                 8,520
      40,700   Total System Services                                    940,170
      15,920   United Online                                            177,826
                                                                   ------------
                                                                     41,965,375

               CHEMICALS & ALLIED PRODUCTS -- 9.5%
      62,240   Abbott Laboratories                                    3,504,112
      60,783   Amgen (1)                                              2,831,880
      40,500   Bristol-Myers Squibb                                     939,195
      11,100   Church & Dwight                                          590,742
      33,858   Colgate-Palmolive                                      2,607,066
      61,630   Dow Chemical                                           2,382,616
      13,300   Eastman Chemical                                         878,731
      61,796   Eli Lilly                                              3,183,730
      13,106   Genentech (1)                                            919,910
      17,100   Genzyme (1)                                            1,336,023
      62,731   Gilead Sciences (1)                                    2,866,179
      10,100   Idexx Laboratories (1)                                   569,337
      17,700   ImClone Systems (1)                                      769,419
     159,806   Johnson & Johnson                                     10,109,327
     111,628   Merck                                                  5,166,144
      14,400   Monsanto                                               1,619,136
       6,300   NewMarket                                                339,444
      30,600   Olin                                                     626,994
     348,621   Pfizer                                                 8,154,245
      14,836   Praxair                                                1,200,381
     172,459   Procter & Gamble                                      11,373,671
      29,700   Rohm & Haas                                            1,584,495
      24,500   Schering-Plough                                          479,465
       3,600   SurModics (1)                                            157,176
      69,831   Wyeth                                                  2,779,274
                                                                   ------------
                                                                     66,968,692
               COMMUNICATIONS -- 4.1%
     336,786   AT&T                                                  12,962,893
       9,100   Atlantic Telegraph-Network                               286,559
      22,000   Avici Systems                                            150,480
      14,500   Brightpoint (1)                                          184,440
      26,796   CenturyTel                                               989,040
      68,729   Citizens Communications                                  788,322
      38,151   Clear Channel Communications                           1,171,617
      45,970   Comcast Class A                                          834,815
      17,759   Comcast Special Class A                                  319,485
      67,100   DIRECTV Group (1)                                      1,515,118
       5,500   NTELOS Holdings                                          117,040
       3,200   Rural Cellular (1)                                       141,280
      21,763   Sprint Nextel                                            229,164
      16,900   Syniverse Holdings (1)                                   266,851
      19,700   USA Mobility                                             236,597
     171,678   Verizon Communications                                 6,667,974
       2,700   Viacom (1)                                               105,192
      46,596   Viacom Class B (1)                                     1,806,061
                                                                   ------------
                                                                     28,772,928


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   SCHRODER NORTH AMERICAN EQUITY FUND
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SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

   Shares                                                             Value $
------------                                                       ------------
               DEPOSITORY INSTITUTIONS -- 7.8%
     244,575   Bank of America                                       10,846,901
      61,924   Bank of New York Mellon                                2,887,516
      32,900   BB&T                                                   1,193,612
      20,400   Capital One Financial                                  1,118,124
     190,472   Citigroup                                              5,375,120
      10,200   City Bank                                                223,380
      24,900   Comerica                                               1,086,138
       3,300   Community Trust Bancorp                                   95,403
      33,600   Corus Bankshares                                         427,392
       6,400   First Financial Bancorp                                   74,496
      36,700   First Niagara Financial Group                            466,824
      15,500   FNB                                                      241,335
       5,600   Harleysville National                                     84,840
     193,063   JPMorgan Chase                                         9,180,146
      10,900   Keycorp                                                  285,035
      32,436   National City                                            577,036
      11,946   Northern Trust                                           876,359
      11,600   Pacific Capital Bancorp                                  249,400
      36,618   Regions Financial                                        924,238
      12,200   Renasant                                                 255,834
      21,300   SunTrust Banks                                         1,468,635
      76,200   Synovus Financial                                      1,006,602
      30,300   TCF Financial                                            643,875
      14,600   Trustmark                                                335,946
      17,281   UnionBanCal                                              847,806
      94,164   U.S. Bancorp                                           3,196,868
     118,676   Wachovia                                               4,620,057
     176,399   Wells Fargo                                            5,999,330
      12,000   Whitney Holding                                          322,080
                                                                   ------------
                                                                     54,910,328

               EATING & DRINKING PLACES -- 0.9%
      25,644   Darden Restaurants                                       726,238
      76,710   McDonald's                                             4,107,821
      38,853   Yum! Brands                                            1,327,218
                                                                   ------------
                                                                      6,161,277

               EDUCATIONAL SERVICES -- 0.2%
      11,768   Apollo Group Class A (1)                                 938,380
       1,200   Strayer Education                                        207,096
                                                                   ------------
                                                                      1,145,476

               ELECTRIC & OTHER ELECTRICAL
                  EQUIPMENT -- 6.8%
       8,700   Acuity Brands                                            395,937
      15,900   Advanced Energy Industries (1)                           171,879
      16,160   Analog Devices                                           458,298
      31,800   Arris Group (1)                                          279,522
       3,000   Ceradyne (1)                                             144,450
     269,287   Cisco Systems (1)                                      6,597,531
      10,200   Cypress Semiconductor (1)                                216,750
      61,754   Emerson Electric                                       3,139,573
     466,727   General Electric                                      16,526,803
      23,204   Harris                                                 1,269,027
     333,685   Intel                                                  7,074,122
      10,500   Lincoln Electric Holdings                                647,325
      16,486   Maxim Integrated Products                                324,115
      31,331   Microchip Technology                                     999,772

   Shares                                                             Value $
------------                                                       ------------
      97,913   Motorola                                               1,128,937
      46,721   National Semiconductor                                   861,068
       6,200   Plexus (1)                                               140,058
     106,815   Qualcomm                                               4,531,092
      71,400   Sirius Satellite Radio (1)                               228,480
      18,600   Smart Modular Technologies WWH (1)                       153,450
      14,600   Techwell (1)                                             151,986
      88,986   Texas Instruments                                      2,752,337
                                                                   ------------
                                                                     48,192,512

               ELECTRIC, GAS & SANITARY
                  SERVICES -- 3.4%
      28,258   Alliant Energy                                         1,042,720
       7,200   American Ecology                                         164,736
      27,666   American Electric Power                                1,184,935
       7,000   Black Hills                                              271,180
       8,900   CH Energy Group                                          343,451
       9,300   Cleco                                                    240,405
      35,200   Consolidated Edison                                    1,534,016
       7,300   Dominion Resources                                       313,900
      33,965   DTE Energy                                             1,448,607
      36,300   Edison International                                   1,893,408
       5,200   Energy Transfer Partners                                 260,780
      42,702   Exelon                                                 3,253,465
       5,500   FPL Group                                                354,640
      23,200   MDU Resources Group                                      601,344
      20,900   Mirant (1)                                               769,956
      21,400   PPL                                                    1,046,888
      18,910   Progress Energy                                          854,165
      18,100   Public Service Enterprise Group                        1,737,600
       8,600   Questar                                                  437,826
      38,422   Republic Services                                      1,152,660
      55,740   Southern                                               2,026,149
      10,800   Stericycle (1)                                           640,008
      50,000   TECO Energy                                              833,500
      49,690   Waste Management                                       1,611,944
                                                                   ------------
                                                                     24,018,283

               ENGINEERING, ACCOUNTING & RESEARCH
                  MANAGEMENT -- 0.3%
      23,100   Celgene (1)                                            1,296,141
       5,000   Gen-Probe (1)                                            285,750
      13,700   Pharmaceutical Product Development                       594,032
                                                                   ------------
                                                                      2,175,923

               FABRICATED METAL PRODUCTS -- 0.7%
       5,758   Alliant Techsystems (1)                                  609,484
      23,889   Commercial Metals                                        677,253
       9,600   Fortune Brands                                           671,232
      50,000   Illinois Tool Works                                    2,520,000
       8,700   Silgan Holdings                                          412,032
                                                                   ------------
                                                                      4,890,001

               FOOD & KINDRED PRODUCTS -- 4.7%
      84,165   Altria Group                                           6,381,390
      28,214   Anheuser-Busch                                         1,312,515
      33,173   Archer-Daniels-Midland                                 1,461,271
      38,400   Campbell Soup                                          1,213,824
     131,374   Coca-Cola                                              7,773,400


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   SCHRODER NORTH AMERICAN EQUITY FUND
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SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

   Shares                                                             Value $
------------                                                       ------------
      10,700   Corn Products International                              361,660
      26,100   General Mills                                          1,425,321
      32,844   Hormel Foods                                           1,272,376
      16,123   Kellogg                                                  772,292
     102,680   Kraft Foods Class A                                    3,004,417
      18,300   McCormick                                                617,076
      15,174   Pepsi Bottling Group                                     528,814
      13,200   PepsiAmericas                                            325,248
      97,791   PepsiCo                                                6,668,368
                                                                   ------------
                                                                     33,117,972
               FOOD STORES -- 0.2%
      43,800   Kroger                                                 1,114,710
                                                                   ------------
               FURNITURE & FIXTURES -- 0.1%
       6,100   Herman Miller                                            193,858
       3,200   Kinetic Concepts (1)                                     159,296
      18,900   Leggett & Platt                                          359,478
      14,300   Tempur-Pedic International                               283,426
                                                                   ------------
                                                                        996,058
               GENERAL MERCHANDISE STORES -- 2.1%
      42,438   Costco Wholesale                                       2,883,238
      18,772   JC Penney                                                889,981
      11,400   Target                                                   633,612
      62,620   TJX                                                    1,976,287
     164,189   Wal-Mart Stores                                        8,353,936
                                                                   ------------
                                                                     14,737,054
               HEALTH SERVICES -- 0.6%
       6,100   Amedisys (1)                                             260,043
       9,400   Amsurg (1)                                               242,144
       6,300   Covance (1)                                              523,908
      29,823   Coventry Health Care (1)                               1,687,385
      20,300   Express Scripts (1)                                    1,370,047
       6,200   Nighthawk Radiology Holdings (1)                          98,580
       4,600   Pediatrix Medical Group (1)                              313,214
                                                                   ------------
                                                                      4,495,321
               HOLDING & OTHER INVESTMENT
                  OFFICES -- 1.8%
       4,900   AMB Property REIT                                        247,940
          37   Berkshire Hathaway Class A (1)                         5,032,000
      20,829   Boston Properties REIT                                 1,914,602
         874   Brookfield Infrastructure Partners                        18,362
       8,600   Capital Trust REIT                                       246,734
      12,600   Colonial Properties Trust REIT                           310,464
      16,500   Gramercy Capital REIT                                    381,975
      12,400   JER Investors Trust REIT                                 127,100
      20,124   Kimco Realty REIT                                        720,640
       6,000   National Health Investors REIT                           177,360
      43,900   NorthStar Realty Finance REIT                            426,269
       7,400   Ramco-Gershenson Properties REIT                         165,020
      16,104   Simon Property Group REIT                              1,439,376
       9,800   Taubman Centers REIT                                     491,470
       5,500   Urstadt Biddle Properties REIT                            84,920
       8,700   Ventas REIT                                              384,540
      34,500   Winthrop Realty Trust REIT                               195,270
                                                                   ------------
                                                                     12,364,042

   Shares                                                             Value $
------------                                                       ------------
               HOME FURNITURE, FURNISHINGS &
                  EQUIPMENT STORES -- 0.3%
      43,965   Best Buy                                               2,145,932
                                                                   ------------
               HOTELS, ROOMING HOUSES,
                  CAMPS -- 0.1%
       8,700   Wynn Resorts                                           1,000,326
                                                                   ------------
               INDUSTRIAL & COMMERCIAL
                  MACHINERY/COMPUTER
                  EQUIPMENT -- 6.3%
      49,535   3M                                                     3,945,463
       3,700   AAON                                                      65,860
      37,087   Apple (1)                                              5,020,096
      82,737   Applied Materials                                      1,482,647
       8,100   Black & Decker                                           587,574
      43,983   Caterpillar                                            3,128,951
      27,712   Cummins                                                1,337,935
       9,500   Cymer (1)                                                256,595
      25,394   Deere                                                  2,228,577
     128,980   Dell (1)                                               2,584,759
      20,416   Eaton                                                  1,689,628
     148,126   Hewlett-Packard                                        6,480,513
      74,416   International Business Machines                        7,987,814
      19,300   Lam Research (1)                                         740,927
      12,077   Lexmark International Class A (1)                        437,308
       7,900   Nordson                                                  394,052
       6,800   Oil States International (1)                             238,408
      24,300   Rockwell Automation                                    1,385,586
      18,020   Smith International                                      976,864
      18,000   Stanley Works                                            924,480
      24,763   Trane                                                  1,108,887
      14,500   Varian Medical Systems (1)                               753,855
      27,939   Western Digital (1)                                      738,987
                                                                   ------------
                                                                     44,495,766
               INSURANCE AGENTS, BROKERS &
                  SERVICE -- 0.3%
      27,400   Hartford Financial Services Group                      2,213,098
                                                                   ------------
               INSURANCE CARRIERS -- 4.9%
      44,500   Aetna                                                  2,370,070
      29,100   Aflac                                                  1,784,703
      33,449   Allstate                                               1,648,032
      24,417   American Financial Group                                 677,083
      77,523   American International Group                           4,276,169
       7,200   AMERIGROUP (1)                                           270,144
      12,600   Amerisafe (1)                                            173,250
      27,300   Chubb                                                  1,413,867
      37,300   Cincinnati Financial                                   1,437,542
      66,000   Genworth Financial Class A                             1,606,440
      17,529   HCC Insurance Holdings                                   488,358
      22,423   Humana (1)                                             1,800,567
      29,400   Lincoln National                                       1,598,184
      14,994   MetLife                                                  884,196
       9,200   Molina Healthcare (1)                                    313,812
       8,900   Odyssey Re Holdings                                      338,022
       7,700   Philadelphia Consolidated Holding (1)                    275,660
       4,400   Prudential Financial                                     371,228
       5,200   RLI                                                      293,280


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

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   SCHRODER NORTH AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

   Shares                                                             Value $
------------                                                       ------------
      16,500   Safeco                                                   880,605
       7,500   Safety Insurance Group                                   292,650
       4,720   Selective Insurance Group                                112,855
       7,300   Transatlantic Holdings                                   497,860
      57,319   Travelers                                              2,757,044
      79,012   UnitedHealth Group                                     4,016,970
      33,348   WellPoint (1)                                          2,607,814
      37,485   WR Berkley                                             1,134,296
       4,200   Zenith National Insurance                                167,244
                                                                   ------------
                                                                     34,487,945
               MEASURING, ANALYZING & CONTROLLING
                  INSTRUMENTS -- 2.4%
       2,300   Arthrocare (1)                                            92,069
      19,889   Baxter International                                   1,208,058
      20,212   Becton Dickinson                                       1,748,944
       6,900   Haemonetics (1)                                          412,896
      14,500   Hologic (1)                                              933,220
       6,600   Intuitive Surgical (1)                                 1,676,400
      64,857   Medtronic                                              3,020,391
       9,800   MTS Systems                                              329,378
       4,800   Respironics (1)                                          314,448
       7,911   Rockwell Collins                                         499,975
       4,100   Somanetics (1)                                           109,880
      27,039   St. Jude Medical (1)                                   1,095,350
      34,800   Stryker                                                2,330,556
       4,700   Techne (1)                                               305,500
      13,200   Waters (1)                                               758,340
      47,423   Xerox                                                    730,314
      18,053   Zimmer Holdings (1)                                    1,413,008
                                                                   ------------
                                                                     16,978,727
               METAL MINING -- 0.7%
      22,292   Freeport-McMoRan Copper & Gold                         1,984,657
      27,551   Newmont Mining                                         1,497,121
      15,288   Southern Copper                                        1,434,626
                                                                   ------------
                                                                      4,916,404
               MISCELLANEOUS RETAIL -- 0.7%
      16,572   Amazon.Com (1)                                         1,287,644
      33,637   PetSmart                                                 769,278
      11,200   Suburban Propane Partners LP                             460,208
      26,000   Tiffany                                                1,037,400
      43,259   Walgreen                                               1,518,824
                                                                   ------------
                                                                      5,073,354
               MOTION PICTURES -- 0.4%
      30,030   News Corp. Class A                                       567,567
     130,297   Time Warner                                            2,050,875
       9,540   Walt Disney                                              285,532
                                                                   ------------
                                                                      2,903,974
               MOTOR FREIGHT TRANSPORTATION &
                  WAREHOUSING -- 0.5%
      10,737   JB Hunt Transport Services                               333,921
      40,204   United Parcel Service Class B                          2,941,324
                                                                   ------------
                                                                      3,275,245

   Shares                                                             Value $
------------                                                       ------------
               NON-DEPOSITORY CREDIT
                  INSTITUTIONS -- 1.4%
      31,300   Advance America Cash Advance
                  Centers                                               280,135
      30,952   American Capital Strategies                            1,088,582
      72,030   American Express                                       3,552,520
      24,400   AmeriCredit (1)                                          324,764
       7,600   Asta Funding                                             158,612
      21,900   CapitalSource REIT                                       359,379
      80,597   Fannie Mae                                             2,729,014
      17,300   Ocwen Financial (1)                                      107,952
      53,700   SLM                                                    1,167,975
                                                                   ------------
                                                                      9,768,933
               OIL & GAS EXTRACTION -- 3.4%
      27,067   Anadarko Petroleum                                     1,585,856
      11,300   Apache                                                 1,078,472
      56,586   BJ Services                                            1,230,746
      32,600   Brigham Exploration (1)                                  226,244
      30,300   Chesapeake Energy                                      1,128,069
       8,600   Cimarex Energy                                           350,966
      34,204   Devon Energy                                           2,906,656
      10,800   Diamond Offshore Drilling                              1,219,644
      15,800   ENSCO International                                      807,696
       6,100   Equitable Resources                                      340,075
       2,502   Halliburton                                               82,991
       8,400   Helmerich & Payne                                        329,448
      13,800   Newfield Exploration (1)                                 688,344
      11,811   Noble Energy                                             857,242
      30,805   Occidental Petroleum                                   2,090,735
      19,064   Patterson-UTI Energy                                     373,273
      21,200   Petroquest Energy (1)                                    273,904
      54,869   Schlumberger                                           4,140,415
       7,697   Transocean                                               943,652
       8,000   W&T Offshore                                             226,320
      20,081   Weatherford International (1)                          1,241,207
      31,250   XTO Energy                                             1,623,125
                                                                   ------------
                                                                     23,745,080
               PERSONAL SERVICES -- 0.0%
       9,500   Jackson Hewitt Tax Service                               210,235
                                                                   ------------
               PETROLEUM REFINING -- 7.0%
     119,121   Chevron                                               10,065,724
      91,353   ConocoPhillips                                         7,337,473
     276,704   Exxon Mobil                                           23,907,226
      20,700   Frontier Oil                                             730,089
      17,838   Hess                                                   1,620,226
      59,219   Marathon Oil                                           2,774,410
      16,200   Sunoco                                                 1,007,640
      13,800   Tesoro                                                   538,890
      19,784   Valero Energy                                          1,171,015
                                                                   ------------
                                                                     49,152,693
               PRIMARY METAL INDUSTRIES -- 1.1%
      77,800   Alcoa                                                  2,575,180
       4,900   Allegheny Technologies                                   344,960
     115,591   Corning                                                2,782,275
       7,900   General Cable (1)                                        458,279
      16,700   Nucor                                                    965,260


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   SCHRODER NORTH AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

   Shares                                                             Value $
------------                                                       ------------
       7,900   United States Steel                                      806,669
                                                                   ------------
                                                                      7,932,623
               PRINTING, PUBLISHING & ALLIED
                  INDUSTRIES -- 0.6%
      31,584   EW Scripps Class A                                     1,286,100
      26,444   Gannett                                                  978,428
      20,100   Harte-Hanks                                              322,002
      10,100   John Wiley & Sons                                        398,142
      14,197   McGraw-Hill                                              607,064
       8,200   Meredith                                                 385,318
                                                                   ------------
                                                                      3,977,054
               RAILROAD TRANSPORTATION -- 0.8%
      31,216   Burlington Northern Santa Fe                           2,700,808
      25,300   CSX                                                    1,226,544
      26,600   Norfolk Southern                                       1,446,774
       2,000   Union Pacific                                            250,060
                                                                   ------------
                                                                      5,624,186
               RUBBER & PLASTIC -- 0.1%
       2,000   Deckers Outdoor (1)                                      242,480
       8,800   Tupperware Brands                                        325,600
                                                                   ------------
                                                                        568,080
               SECURITY & COMMODITY BROKER,
                  DEALERS EXCHANGES &
                  SERVICES -- 2.3%
       9,100   Bear Stearns                                             821,730
      32,400   Broadridge Financial Solutions                           701,784
       6,900   Federated Investors                                      293,733
      15,000   Franklin Resources                                     1,563,450
       3,000   GFI Group (1)                                            264,630
      24,776   Goldman Sachs Group                                    4,974,278
      43,560   Lehman Brothers Holdings                               2,795,245
      60,754   Morgan Stanley                                         3,003,070
       6,400   NYSE Euronext                                            503,360
      27,400   SEI Investments                                          758,980
      17,509   T Rowe Price Group                                       885,780
                                                                   ------------
                                                                     16,566,040
               TOBACCO PRODUCTS -- 0.3%
      22,100   Reynolds American                                      1,399,593
      13,700   UST                                                      711,852
                                                                   ------------
                                                                      2,111,445
               TRANSPORTATION BY AIR -- 0.1%
       5,500   Atlas Air Worldwide Holdings (1)                         274,670
      11,100   Republic Airways Holdings (1)                            221,556
      14,800   Skywest                                                  385,096
                                                                   ------------
                                                                        881,322
               TRANSPORTATION EQUIPMENT -- 2.7%
      44,969   Boeing                                                 3,740,521
      18,042   Goodrich                                               1,128,527
      28,314   Harley-Davidson                                        1,148,982
      11,800   Harsco                                                   671,656
      44,860   Honeywell International                                2,649,880
      30,801   Lockheed Martin                                        3,324,044
      37,618   Paccar                                                 1,765,037
       4,700   Polaris Industries                                       204,168
      64,077   United Technologies                                    4,703,893
                                                                   ------------
                                                                     19,336,708

   Shares                                                             Value $
------------                                                       ------------
               TRANSPORTATION SERVICES -- 0.0%
      10,600   Ambassadors Group                                        195,994
                                                                   ------------
               WHOLESALE TRADE NON-DURABLE
                  GOODS -- 1.1%
      14,729   AmerisourceBergen                                        687,108
      22,500   Cardinal Health                                        1,304,325
      17,500   Endo Pharmaceuticals Holdings (1)                        457,450
      17,000   Henry Schein (1)                                         988,210
       7,700   Medco Health Solutions (1)                               385,616
      32,788   Nike Class B                                           2,024,987
      68,634   Sysco                                                  1,993,817
                                                                   ------------
                                                                      7,841,513
               WHOLESALE TRADE-DURABLE
                  GOODS -- 0.5%
       4,482   Anixter International (1)                                314,009
      19,266   Arrow Electronics (1)                                    659,283
      20,092   Avnet (1)                                                715,476
      29,100   Patterson (1)                                            932,364
      11,400   Reliance Steel & Aluminum                                560,994
                                                                   ------------
                                                                      3,182,126
                                                                   ------------
               Total United States                                  627,372,913
                                                                   ------------
               TOTAL COMMON STOCK
               (Cost $678,974,048)                                  700,753,752
                                                                   ------------
 Principal
  Amount $
------------
               SHORT-TERM
               INVESTMENT -- 0.6%
   4,460,090   JPMorgan Chase Bank, N.A. Time
                  Deposit (Nassau), 3.010%                            4,460,090
                                                                   ------------
               TOTAL SHORT-TERM INVESTMENT
                  (Cost $ 4,460,090)                                  4,460,090
                                                                   ------------
               TOTAL INVESTMENTS -- 99.9%
               (Cost $683,434,138)*                                 705,213,842
                                                                   ------------
               OTHER ASSETS LESS
                  LIABILITIES -- 0.1%                                   560,390
                                                                   ------------
               NET ASSETS - 100.0%                                 $705,774,232
                                                                   ============

* AT JANUARY 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $687,916,404, AND THE UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS OWNED BY THE FUND WERE $71,598,657 AND $(54,301,219), RESPECTIVELY.

(1)   DENOTES NON-INCOME PRODUCING SECURITY.

(2) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THIS SECURITY MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. ON JANUARY 31, 2008, THE VALUE OF THIS SECURITY AMOUNTED TO $155,988, REPRESENTING LESS THAN 0.1% OF THE NET ASSETS OF THE FUND.

(3) SECURITY CONSIDERED ILLIQUID. ON JANUARY 31, 2008, THE VALUE OF THIS SECURITY AMOUNTED TO $155,988, REPRESENTING LESS THAN 0.1% OF THE NET ASSETS OF THE FUND.

(4)   SECURITY IS FAIR VALUED.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   SCHRODER NORTH AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

LP -- Limited Partnership
REIT -- Real Estate Investment Trust

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------
FUTURES CONTRACTS:

The Fund had the following futures contracts outstanding as of January 31, 2008:

                     NUMBER                                    NET
                       OF                    EXPIRATION    UNREALIZED
                   CONTRACTS      VALUE         DATE      DEPRECIATION
--------------------------------------------------------------------------------
LONG:
   S&P 500 Index       8       $2,759,200      Mar-08     $   (114,212)
                                                          ============


--------------------------------------------------------------------------------

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the design and operation of the registrant's disclosure controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                                 Schroder Global Series Trust


By (Signature and Title)*                    /s/ Mark A. Hemenetz
                                             ----------------------------
                                             Mark A. Hemenetz
                                             Principal Executive Officer
Date: March 31, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ Mark A. Hemenetz
                                             ----------------------------
                                             Mark A. Hemenetz
                                             Principal Executive Officer
Date: March 31, 2008


By (Signature and Title)*                    /s/ Alan M. Mandel
                                             ----------------------------
                                             Alan M. Mandel
                                             Treasurer and Chief Financial
                                             Officer
Date: March 31, 2008


* Print the name and title of each signing officer under his or her signature.